Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Depreciation of Equipment Estimated Useful lives

Depreciation of equipment is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%

Schedule of assumptions used in determining the fair value

As of October 8, 2025, and December 31, 2025, the key assumptions used in the valuation were as follows:

Key Assumptions	October 8, 2025	December 31, 2025
Stock Price (USD)	1.73	1.79
Risk-Free Rate (%)	3.517	3.413
Volatility Rate (%)	118.87	122.11
Bond Yield (%)	15.87	20.40

Schedule of basic and diluted net loss per ordinary shares

The following tables provide the calculation of basic and diluted net loss per ordinary share for the year ended December 31, 2025, and December 31, 2024:

	Year ended December 31,
	2025	2024

Numerator:
Net loss	$(18,431,134)	$(39,475,321)

Denominator:
Weighted average ordinary shares outstanding	61,473,847	38,163,168

Basic and diluted net (loss) per share	$(0.30)	$(1.03)

Schedule of computation of diluted loss per share

The following table conveys the number of shares that may potentially be dilutive ordinary shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share:

	December 31, 2025	December 31, 2024

Warrants	17,277,831	17,796,765
Convertible bonds (treasury stock method)	2,378,378	244,515

Schedule of fair value assumptions of awards

The Company estimates the fair value of awards using a Income Approach (Finnerty method). The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

Weighted Average Fair Value of 1 Share ($5.73)

Schedule of Fair Assumption of Awards Granted

For the awards granted on August 21, 2024, the following assumptions were used in the model:

Expected Volatility (26.65% to 42.32%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.03 years to 2.03 years)

Exercise Price ($Nil)

Stock price at grant date ($6.22)

Weighted Average Fair Value of 1 Share ($5.75)

On August 30, 2024, Seamless has re-granted 466,573 shares out of the forfeited shares mentioned above. The fair value of the awards granted on August 30, 2024 is $2,695,334.

2024 Equity Incentive Plan

Currenc had an incentive plan approved and adopted in 2025, namely the 2024 Equity Incentive Plan. Under the 2024 Equity Incentive Plan, there would be 4,636,091 shares available for the Company to issue.

As at December 31, 2025, a total of 580,320 restricted stock units (“RSUs”) and 4,000,000 options with an exercise price of $1.94 had been granted to certain directors and employees.

During the year ended December 31, 2025, 424,659 restricted stock units has been vested. The fair value of the RSU granted and vested in 2025 is $404,989.

The restricted stock units has been placed in the trust. The trustee will distribute the vested shares based on vesting schedules. Shares will be vested upon meeting of the vesting conditions: (i) completion of service periods, (ii) the proposed transaction is consummated.

The Company estimates the fair value of awards of share options using a Binomial options pricing model . The Company accounts forfeitures as they occur. For the share options granted in 2025, the following assumptions were used in the model:

Expected Volatility (45.74% to 48.35%)

Risk Free rate (3.51% to 4.06%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (3.58 to 9.89 years)

Exercise Price ($1.94)

Stock price at grant date ($1.76)

Weighted Average Fair Value of 1 Share ($0.56)

Schedule of restatement of each financial statement

The following tables summarize the effect of the restatement on each financial statement line item as of the date, and for the periods indicated.

	December 31, 2024
	Previously Reported	Adjustments	As Restated
	US$	US$	US$
Consolidated Balance Sheets as of December 31, 2024
Prepayments, receivables and other assets	24,738,392	(3,790,176)	20,948,216
Accounts payable, accruals and other payables	59,119,916	(3,790,176)	55,329,740

2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Assumption of Awards Granted

The Company estimates the fair value of awards of share options using a Binomial options pricing model . The Company accounts forfeitures as they occur. For the share options granted in 2025, the following assumptions were used in the model:

Expected Volatility (45.74% to 48.35%)

Risk Free rate (3.51% to 4.06%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (3.58 to 9.89 years)

Exercise Price ($1.94)

Stock price at grant date ($1.76)

Weighted Average Fair Value of 1 Share ($0.56)

2025 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Assumption of Awards Granted

The Company estimates the fair value of awards of share options using a Binomial options pricing model. The Company accounts forfeitures as they occur. For the share options granted in 2025, the following assumptions were used in the model:

Expected Volatility (46.87%)

Risk Free rate (4.06%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (9.89 years)

Exercise Price ($1.94)

Stock price at grant date ($1.76)

Weighted Average Fair Value of 1 Share ($0.89)